Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CM ADVISORS FAMILY OF FUNDS
Entity Central Index Key	0001208252
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000029067
Shareholder Report [Line Items]
Fund Name	CM Advisors Fixed Income Fund
Trading Symbol	CMFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CM Advisors Fixed Income Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund. You can also request this information by contacting us at (888) 859-5856.
Additional Information Phone Number	(888) 859-5856
Additional Information Website	https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CM Advisors Fixed Income Fund	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	CM Advisors Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2014	$10,000	$10,000
Aug-2015	$9,991	$10,155
Aug-2016	$10,426	$10,761
Aug-2017	$10,760	$10,814
Aug-2018	$10,797	$10,701
Aug-2019	$10,827	$11,789
Aug-2020	$11,030	$12,553
Aug-2021	$11,282	$12,542
Aug-2022	$11,078	$11,098
Aug-2023	$11,414	$10,965
Aug-2024	$12,720	$11,765

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
CM Advisors Fixed Income Fund	11.45%	3.28%	2.44%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 31, 2024
AssetsNet	$ 27,450,585
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,450,585 Number of Portfolio Holdings69 Advisory Fee (net of waivers)$0 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	10.4%
Corporate Bonds	69.7%
Money Market Funds	2.9%
U.S. Treasury Obligations	17.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2024.